Related Party Transactions - Narrative (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	3 Months Ended			9 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended								3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended					9 Months Ended	3 Months Ended		9 Months Ended			9 Months Ended	0 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended			0 Months Ended								9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 PL Reinsurance Agreement and Cut-Through Reinsurance Agreement [Member]	Sep. 30, 2014 PL Reinsurance Agreement and Cut-Through Reinsurance Agreement [Member]	Sep. 30, 2014 PL MGA Agreement	Sep. 30, 2014 PL Administrative Agreement	Sep. 30, 2014 ACP Re Ltd.	Sep. 30, 2014 ACP Re Ltd. Loans	Sep. 30, 2014 800 Superior, LLC	Sep. 30, 2013 800 Superior, LLC	Sep. 30, 2014 800 Superior, LLC	Sep. 30, 2013 800 Superior, LLC	Dec. 31, 2012 800 Superior, LLC sqft	Sep. 30, 2014 East Ninth & Superior, LLC	Sep. 30, 2014 800 Superior, LLC	Sep. 30, 2014 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Sep. 30, 2013 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Sep. 30, 2014 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Sep. 30, 2013 Affiliated Entity Recovery Of Acquisition Costs Of Reinsured Contracts	Sep. 30, 2014 Affiliated Entity Reinsurance, Threshold To Decrease Ceding Commission	Sep. 30, 2014 Affiliated Entity Reinsurance, Threshold To Increase Ceding Commission	Sep. 30, 2014 Affiliated Entity ACP Re Ltd.	Dec. 31, 2013 Affiliated Entity ACP Re Ltd.	Sep. 30, 2014 Affiliated Entity Maiden Insurance Company	Dec. 31, 2013 Affiliated Entity Maiden Insurance Company	Sep. 30, 2014 Affiliated Entity AAIM Asset Management Fee	Sep. 30, 2013 Affiliated Entity AAIM Asset Management Fee	Sep. 30, 2014 Affiliated Entity AAIM Asset Management Fee	Sep. 30, 2013 Affiliated Entity AAIM Asset Management Fee	Dec. 31, 2013 Affiliated Entity AAIM Asset Management Fee	Sep. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Sep. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Sep. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Sep. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Sep. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Sep. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Sep. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Sep. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Sep. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Sep. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Sep. 30, 2014 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Sep. 30, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Sep. 30, 2014 Affiliated Entity AIBD Health Plan Welfare Benefit Plan	Dec. 31, 2013 Affiliated Entity AIBD Health Plan Welfare Benefit Plan	Sep. 30, 2014 Affiliated Entity Agent Alliance Insurance Company (AAIC) Reinsurance	Sep. 30, 2014 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Sep. 30, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Sep. 30, 2014 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Sep. 30, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Dec. 31, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Sep. 30, 2014 Affiliated Entity AARC Reinsurance	Jan. 02, 2013 Affiliated Entity Wesco Quota Share Agreement	Oct. 02, 2012 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Mar. 02, 2010 Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Sep. 30, 2014 Affiliated Entity Tower International PL Reinsurance Agreement	Sep. 30, 2014 Affiliated Entity Tower International PL Reinsurance Agreement	Sep. 30, 2014 Affiliated Entity Tower International PL Reinsurance Agreement and Cut-Through Reinsurance Agreement [Member]	Sep. 30, 2014 Affiliated Entity Tower International PL Reinsurance Agreement and Cut-Through Reinsurance Agreement [Member]	Sep. 30, 2014 Affiliated Entity Tower International Ceding Commission Payable	Sep. 30, 2014 Affiliated Entity AIBD Health Plan Employer Trust Welfare Benefit Plan	Mar. 02, 2010 Maximum Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Oct. 02, 2012 Minimum Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Mar. 02, 2010 Minimum Affiliated Entity ACP Re Ltd., Maiden Insurance Company, and Technology Insurance Company Reinsurance	Jul. 01, 2012 New Jersey Skylands Insurance Association (NJSIA) [Member] Reciprocal Exchange Agreements	Sep. 15, 2014 National General Insurance Marketing, Inc (NGIM) [Member] Affiliated Entity Tower International PL MGA Agreement	Sep. 15, 2014 Integon National [Member] Affiliated Entity PL MGA Agreement	Sep. 15, 2014 Tower International Affiliated Entity company	Sep. 15, 2014 Tower International Affiliated Entity Integon National [Member] PL Reinsurance Agreement	Sep. 30, 2014 Tower International ACP Re Ltd. Affiliated Entity	Jul. 22, 2014 Tower International ACP Re Ltd. Affiliated Entity	Sep. 30, 2014 Reciprocal Exchanges' Surplus Notes Surplus Notes
Related Party Transaction [Line Items]
Asset management fee, percentage																														0.05%
Asset management fee, threshold to determine fee																														$ 1,000,000,000
Asset management fee percentage, above threshold																														0.0375%
Asset management agreement, initial term agreement may not be terminated																														1 year
Prior notice period for written notification of termination																														30 days																										90 days
Asset management costs																												496,000	376,000	1,352,000	1,102,000
Payable related to management services																												462,000		462,000		439,000
Term of agreement																																			10 years
Term of subsequent renewals																																			5 years
Period allowed for party to cure breach of contract																																			30 days
Income (expense) from reinsurance affiliates																																	1,513,000	1,671,000	5,516,000	4,448,000		703,000	1,006,000	2,878,000	3,018,000		3,925,000	5,263,000	11,837,000	10,682,000					0	29,000	66,000	108,000
License fee, percentage																																													1.25%
Information technology services capitalized in property and equipment																																						823,000	853,000	1,790,000	2,559,000
Due to (from) related parties																																	1,546,000		1,546,000		1,389,000	2,279,000		2,279,000		777,000	8,105,000		8,105,000		7,610,000	6,015,000	4,955,000		33,000		33,000		26,000									75,506,000	1,785,000
Percentage of business ceded																																																		100.00%						25.00%			50.00%
Reinsurance percentage of ceding commission																																																					1.50%			25.00%		32.00%	32.50%							34.50%	30.00%	30.50%
Percentage of related losses ceded																																																								25.00%
Assumed premiums, percentage of business written																																																									100.00%
Percentage of obligations reinsured																																																									100.00%																100.00%
Loss portfolio transfer, percentage covered, loss and Loss adjustment expense (LAE) reserves and unearned premiums,																																																									100.00%
Loss portfolio transfer, percentage																																																									100.00%
Percentage of business fronted																																																									100.00%
Fronted ceded commission																																																									5.00%
Accounts Receivable, Related Parties								281,000
Assets held-in-trust																								54,010,000	57,959,000	69,546,000	104,824,000
Reimbursement Revenue								0
Equity interest percentage acquired																50.00%	50.00%
Term of lease															15 years
Area of office lease space															134,000
Rent expense											561,000	536,000	1,683,000	1,607,000
Loans, Related Parties									125,000,000
Related party transaction, rate										7.00%
Interest income, related party									365,000
Ceding commission income	705,000	23,518,000	7,632,000	73,509,000			0											104,000	22,793,000	6,353,000	71,280,000
Threshold percentage of loss ratio																						64.50%	60.00%
Percentage of gross written premiums collected																																																																							2.00%
Assumed premiums																																																												79,298,000	359,083,000
Earned premiums					84,593,000	228,010,000
Loss and loss adjustment expense	275,019,000	108,260,000	755,970,000	310,133,000	41,806,000	127,283,000
Commission as percentage of business written																																																																						10.00%
Ceding commission expense																																																														18,297,000	75,182,000
Term of contingent payments																																																																										3 years
Number Of Insurance Companies																																																																								10
Contingent payments as a percent of gross written premiums																																																																										3.00%
Aggregate cap of contingent payments																																																																										30,000,000
Aggregate stop loss reinsurance issued																																																																										250,000,000
Stop loss coverage provided individually																																																																										125,000,000
Stop loss coverage premium																																																																										56,000,000
Stop loss coverage premium period																																																																										5 years
Fee as a percent of stop loss premium to be retained by each subsidiary																																																																										5.50%
Financing principal amount, aggregate																																																																											250,000,000
Percentage of stock pledged										100.00%
Percentage of stock of foreign subsidiaries pledged										65.00%
Long-term Debt	$ 300,222,000		$ 300,222,000																																																																									$ 44,600,000
Reinsurance Agreements, Quota Share, Percentage																																																																					25.00%